Restructuring and Other Related Charges Restructuring and Related Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 22.1	$ 24.3	$ 28.0
Impairment charges	4.8	12.0	0.0
Employee severance related
Restructuring Cost and Reserve [Line Items]
Restructuring charges	14.7	11.8	23.7
Facility exit and other related
Restructuring Cost and Reserve [Line Items]
Restructuring charges	2.6	0.5	4.3
Operating Segments | Industrial Technologies
Restructuring Cost and Reserve [Line Items]
Restructuring charges	15.3	14.9	15.9
Trade names | Operating Segments | Industrial Technologies
Restructuring Cost and Reserve [Line Items]
Impairment charges	$ 4.8	$ 12.0	$ 0.0